Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WESTERN ASSET FUNDS INC
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Supplement [Text Block]	waf_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED JUNE 10, 2014

TO THE SUMMARY PROSPECTUS AND PROSPECTUS,

EACH DATED MARCH 1, 2014, OF

WESTERN ASSET MACRO OPPORTUNITIES FUND

The following information supplements and, to the extent inconsistent, supersedes any contrary information in the fund's summary prospectus and prospectus:

The fund considers a country to be an emerging market country, if, at the time of investment, it is represented in the J.P. Morgan Emerging Market Bond Index Global or the J.P. Morgan Corporate Emerging Market Bond Index Broad or categorized by the World Bank in its annual categorization as middle- or low-income.

Western Asset Macro Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	waf_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED JUNE 10, 2014

TO THE SUMMARY PROSPECTUS AND PROSPECTUS,

EACH DATED MARCH 1, 2014, OF

WESTERN ASSET MACRO OPPORTUNITIES FUND

The following information supplements and, to the extent inconsistent, supersedes any contrary information in the fund's summary prospectus and prospectus:

The fund considers a country to be an emerging market country, if, at the time of investment, it is represented in the J.P. Morgan Emerging Market Bond Index Global or the J.P. Morgan Corporate Emerging Market Bond Index Broad or categorized by the World Bank in its annual categorization as middle- or low-income.